REVOLVING CREDIT FACILITY (Details) (Revolving Credit Facility [Member], USD $)	12 Months Ended
Dec. 31, 2012
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit facility, initiation date	Dec. 02, 2011
Line of credit facility, maximum borrowing capacity	$ 25,000,000.0
Loan fee percentage (in hundredths)	0.375%
Line of credit facility, amount outstanding	760,000
Line of credit facility collateral amount	33,800,000
Interest paid	$ 328,000
Line of credit facility, expiration date	Dec. 02, 2014
Line of credit facility extended expiration date	Dec. 02, 2015
Extension fee percentage	0.25%
Mortgage loan, description of variable rate basis	LIBOR
Basis spread on variable rate (in hundredths)	3.00%